Share-based Compensation (Allocation of recognized period costs and expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenues USD ($)	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2013 Sales and marketing expenses USD ($)	Dec. 31, 2013 Sales and marketing expenses CNY	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2013 General and administrative expenses USD ($)	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2013 Technology and product development expenses USD ($)	Dec. 31, 2013 Technology and product development expenses CNY	Dec. 31, 2012 Technology and product development expenses CNY	Dec. 31, 2011 Technology and product development expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocation of share-based compensation expenses	$ 2,762	16,723	6,759	66,092	$ 1,205	7,293	958	19,526	$ 648	3,922	1,423	18,254	$ 605	3,662	4,085	17,470	$ 304	1,846	293	10,842